32. Disposal of assets and other changes in organizational structure (Tables)	12 Months Ended
Dec. 31, 2020
Disposal Of Assets And Other Changes In Organizational Structure Abstract
Summary of Assets Classified as Held for Sale

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

							12.31.2020	12.31.2019
	E&P	RT&M	Gas & Power	Biofuels	Distribution	Corporate and other business	Total	Total
Assets classified as held for sale
Cash and cash equivalents	1	−	−	−	13	−	14	5
Trade receivables	-	−	−	−	24	−	24	68
Inventories	-	−	−	−	4	−	4	13
Investments	-	−	19	49	−	−	68	355
Property, plant and equipment	600	19	−	−	21	−	640	2,046
Others	-	−	−	−	35	−	35	77
Total	601	19	19	49	97	−	785	2,564
Liabilities on assets classified as held for sale
Trade payables	1	-	-	-	21	-	22	27
Finance debt	-	-	-	-	5	8	13	142
Provision for decommissioning costs	640	-	-	-	-	-	640	2,961
Others	-	-	-	-	10	-	10	116
Total	641	−	−	−	36	8	685	3,246

Schedule of transactions pending
32.1.	Transactions pending closing at December 31, 2020
Transaction	Acquirer	Signature date	Transaction amount (*)	Further information
Exercise of the put option to transfer the remaining interest (10%) in Lapa field to Total, in block BM-S-9, as provided in the contract signed in January 2018, when Total acquired a 35% interest on this field, becoming the operator of the field.	Total	December 2018	50	a
Sale of 30% of the Frade field concession. The transaction also includes the sale of the entire stake held by the subsidiary Petrobras Frade Inversiones S.A. (PFISA), in the company Frade BV, which owns the offshore assets used in the production development of this field.	PetroRio	November 2019	100	b
Sale of the Company’s entire interest in the onshore fields Fazenda Belém and Icapuí, called Fazenda Belém group, located in the Potiguar basin, in the state of Ceará.	SPE Fazenda Belém S.A., subsidiary of 3R Petroleum e Participações S.A.	August 2019	35	c
Sale of the Company’s entire interest in eight onshore fields, called Rio Ventura group, located in the in the state of Bahia.	SPE Rio Ventura S.A., subsidiary of 3R Petroleum e Participações S.A	August 2020	51	d
Sale of the Company’s entire interest in 27 onshore fields, called Cricaré group, located in the in the state of Espírito Santo.	Karavan SPE Cricaré S.A. (51%) and Seacrest Capital Group Limited (49% and equity provider)	August 2020	37	e
Sale of the Company’s entire interest in Petrobras Uruguay Distribución S.A. (PUDSA).	DISA Corporación Petrolífera S.A.	August 2020	62	f
Sale of the Company’s entire interest in 14 onshore fields, called Recôncavo group of fields, located in the state of Bahia.	Ouro Preto Energia Onshore S.A, subsidiary of Petroleum Óleo e Gás S.A..	December 2020	250	g
Sale of the Company’s entire interest in 12 onshore fields, called Remanso group of fields, located in the state of Bahia.	Petrorecôncavo S.A.	December 2020	30	h
Petrobras Biocombustível S.A. (PBio) signed a contract for the sale of all of its shares issued by BSBios Indústria e Comércio de Biodiesel Sul Brasil S.A. (BSBios) (50% of the share capital).	RP Participações em Biocombustíveis S.A	December 2020	62 (R$ 320 million)	i
Sale of its 49% interest in the company Eólica Mangue Seco 1 - Geradora e Comercializadora de Energia Elétrica S.A. (“Eólica Mangue Seco 1.	V2I Transmissão de Energia Elétrica S.A.	January 2021	8 (R$ 42 million)	J
Sale with Wobben Windpower Indústria e Comércio Ltda (Wobben) of all interests (51% Wobben and 49% Petrobras) in the companies Eólica Mangue Seco 3 - Geradora e Comercializadora de Energia Elétrica SA (“Eólica Mangue Seco 3”) and Eólica Mangue Seco 4 - Geradora e Comercializadora de Energia Elétrica SA (“Eólica Mangue Seco 4”).	V2I Transmissão de Energia Elétrica S.A.	January 2021	17 (R$ 90 million)	k
(*) Only amounts considered at the signing of the transaction.

Schedule of closed transaction
32.2.	Closed transactions during 2020
Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount	Gain/(loss)	Further information
Sale of the Company’s 50% interest in PO&GBV to Petrovida Holding B.V. (PO&GBV), a joint venture registered in the Netherlands consisting of assets located in Nigeria.	Petrovida Holding B.V	October 2018 (S) January 2020 (C)	1,454	2	a
Sale of Pampo and Enchova groups (Enchova, Enchova Oeste, Marimbá, Piraúna, Bicudo, Bonito, Pampo, Trilha, Linguado and Badejo fields), located in shallow Waters in the Campos basin.	Trident Energy do Brasil LTDA, subsidiary of Trident Energy L.P	July 2019 (S) July 2020 (C)	419	364	b
Sale of onshore and offshore fields in Macau group (Aratum, Macau, Serra, Salina Cristal, Lagoa Aroeira, Porto Carão and Sanhaçu), in the Potiguar Basin.	SPE 3R Petroleum S.A., subsidiary of 3R Petroleum e Participações S.A.	August 2019 (S) May 2020 (C)	174	75	c
Purchase and sale agreement for the sale of the Company’s remaining 10% interest in Transportadora Associada de Gás S.A. (TAG).	Group formed by ENGIE and Caisse de Dépôt et Placement du Québec (CDPQ).	July 2020 (S) July 2020 (C)	191	28	d
Sale of the Company’s interest in the Baúna field (awarded area BM-S-40), located in shallow waters in the Santos Basin.	Karoon Petróleo & Gás Ltda (Karoon), subsidiary of Karoon Energy Ltd.	July 2019 (S) November 2020 (C)	240	273	e
Sale of the Company's interest in Liquigás Distribuidora S.A	Copagaz e Nacional Gás Butano	November 2019 (S) December 2020 (C)	784	531	-
			3,262	1,273

Summary of Cash Flows From Sales of Interest With Loss of Control

In 2020 and 2019, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2020
Petrobras Oil & Gas B.V.(PO&GBV) (*)	276	−	276
Liquigas	784	(10)	774
Total	1,060	(10)	1,050
2019
Petrobras Paraguay	381	(45)	336
Total	381	(45)	336